INVESTMENTS - Disclosure of detailed information about investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments [Line Items]
Total Investments	$ 14,561	$ 16,170
Less: current portion	(10,409)	(12,122)	$ (13,151)
Non-current portion	4,152	4,048
Marketable Securities [Member]
Disclosure Of Investments [Line Items]
Total Investments	9,966	7,267
Warrants [Member]
Disclosure Of Investments [Line Items]
Total Investments	4	142
Private Company Investments [Member]
Disclosure Of Investments [Line Items]
Total Investments	$ 4,591	$ 8,761